Significant components of the deferred taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Net Operating Losses	$ 30,416
Total deferred tax assets	30,416
Valuation Allowance	(30,416)
Cardio Diagnostics [Member]
Deferred Tax Assets:
Net Operating Losses	146,578	$ 4,048
Stock-based compensation	197,895	179,607
Total deferred tax assets	344,473	183,655
Deferred Tax Liabilities
Valuation Allowance	(344,473)	(183,655)
Net deferred tax assets